Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Inventory [Line Items]
Inventories

7. Inventories

Inventories consist of the following:

	June 30,	December 31,
	2021	2020
Raw materials and supplies	$1,727	$2,263
Work-in-process	3,211	1,193
Crops under production	86	4,155
Finished goods	7,953	5,429
Total inventories	$12,977	$13,040

Work-in-process inventory consists of seed provided to contracted seed producers and growers with which we hold a purchase option for, or are required to purchase, the future harvested seeds or grain.

6. Inventories

Inventories consist of the following at December 31:

	2020	2019
Raw materials and supplies	$2,263	$2,333
Work-in-process	1,193	35
Crops under production	4,155	3,381
Finished goods	5,429	1,420
Total inventories	$13,040	$7,169